Advances From Customers And Deferred Revenues - Schedules of Advances From Customers And Deferred Revenues (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current liabilities:
Deferred revenues		$ 996	$ 291
Advances from customers	$ 0	665	172
Total	$ 1,803	1,661	463
Long-term liabilities:
Deferred revenues		3,473	3,473
Total		$ 5,134	$ 3,936